SCHEDULE OF TRADE TRANSACTION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Related Party Transaction [Line Items]
Total	$ 14,120,777	$ 16,680,941	$ 22,615,318
Panaicia Pty Ltd [Member]
Related Party Transaction [Line Items]
Total	6,462,561	5,526,462	5,922,909
Prezario UNO Pty Ltd [Member]
Related Party Transaction [Line Items]
Total	434,771	632,613	70,634
Related Party [Member]
Related Party Transaction [Line Items]
Total	6,897,332	6,159,075	5,993,543
Total	10,000	85,000	143,538
Total	8,308
Total	5,030
Mr. Wai Yiu Yau [Member]
Related Party Transaction [Line Items]
Total	10,000	85,000	110,000
Total	8,308
Total	5,030
Mr. Chun Lin Yau [Member]
Related Party Transaction [Line Items]
Total			16,769
Ms. Lai Ching Ng [Member]
Related Party Transaction [Line Items]
Total			$ 16,769